American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2021

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 96.7%
Alabama — 0.8%
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,329,836
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,465,978
		7,795,814
Alaska — 0.6%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	500,000	583,810
Northern Tobacco Securitization Corp. Rev., 0.00%, Capital Appreciation, 6/1/66(1)	5,000,000	1,128,035
State of Alaska International Airports System Rev., 5.00%, 10/1/25	1,980,000	2,346,253
State of Alaska International Airports System Rev., 5.00%, 10/1/26	1,470,000	1,793,919
		5,852,017
Arizona — 5.9%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(2)	2,065,000	2,394,420
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(2)	1,675,000	1,906,156
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(2)	2,000,000	2,324,042
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(2)	7,000,000	8,437,538
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)	1,400,000	1,555,037
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(2)	5,000,000	5,443,384
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(2)	1,600,000	1,725,414
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,081,120
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	5,699,103
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	871,773
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(2)	1,500,000	1,670,384
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(2)	1,500,000	1,669,796
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(2)	2,000,000	2,302,818
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(2)	500,000	555,326
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(2)	1,000,000	1,028,284
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(2)	1,000,000	1,027,866
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(2)	1,000,000	1,025,749
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(2)	2,000,000	2,189,479
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(2)	1,325,000	1,345,066
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(2)	1,325,000	1,344,548
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	2,450,000	2,864,080
Sundance Community Facilities District Rev., 7.125%, 7/1/27(2)	123,000	123,190
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	107,000	107,125
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(2)	1,000,000	1,001,768
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(2)	800,000	898,880
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(2)	4,650,000	5,183,704
		55,776,050
Arkansas — 0.4%
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.02%, 9/1/21 (LOC: JPMorgan Chase Bank N.A.)	4,100,000	4,100,000
California — 2.7%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	450,446
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	250,000	311,098

California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	8,000,000	1,383,905
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(1)	1,000,000	203,601
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	5,000,000	5,839,625
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	500,000	567,891
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	500,000	563,232
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	1,000,000	1,119,526
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	605,898
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,033,974
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	5,000,000	1,132,230
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	2,665,000	3,178,257
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(2)	7,660,000	4,845,024
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,579,774
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	3,500,000	1,017,647
State of California GO, VRDN, 0.01%, 9/1/21 (LOC: Barclays Bank plc)	475,000	475,000
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,506,721
		25,813,849
Colorado — 3.0%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,034,971
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,069,181
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	482,000	508,405
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	555,453
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,286,236
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	1,105,590
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,058,220
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,052,572
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 0.01%, 9/1/21 (LOC: TD Bank N.A.) (GA: Jewish Community Foundation MetroWest)	1,385,000	1,385,000
Colorado Springs Utilities System Rev., 4.00%, 11/15/51	2,000,000	2,414,521
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	528,368
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,485,038
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(2)	1,900,000	2,083,245
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,516,921
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	307,000	308,755
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,293,729
One Horse Business Improvement District Rev., 6.00%, 6/1/24	600,000	601,639
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	576,279
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,135,059
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,860,818
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,705,046
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	335,002
		27,900,048
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(2)	3,750,000	4,485,787
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(2)	1,000,000	1,023,222
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(2)	2,000,000	2,235,471
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	3,600,000	3,599,190
		11,343,670
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(2)	3,000,000	3,353,060

District of Columbia — 0.8%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(1)	15,000,000	2,766,268
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,475,806
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	1,000,000	1,313,458
		7,555,532
Florida — 5.5%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,159,355
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	274,422
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	754,527
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(2)	1,905,000	2,060,744
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	3,086,652
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,613,476
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51	340,000	393,452
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/38	1,800,000	2,208,720
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/39	1,500,000	1,835,147
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(2)	2,200,000	2,456,698
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(2)	800,000	885,369
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(2)	850,000	937,623
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,111,474
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,438,606
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,047,731
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,269,672
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,870,000	3,338,466
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	2,018,511
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	4,650,000	4,704,238
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	2,245,954
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,405,313
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,787,000
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	400,000	431,183
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,910,000	2,064,023
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(2)	2,600,000	2,905,926
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,985,000	2,132,166
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,167,052
		51,733,500
Georgia — 3.4%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,403,955
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,374,733
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,149,594
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	4,265,374
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,426,323
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(2)	4,020,000	4,755,980
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,966,266
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)(3)	2,785,000	3,333,438
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(2)	1,500,000	1,693,731
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(2)	1,500,000	1,717,837
		32,087,231
Hawaii — 0.3%
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/41	2,000,000	2,615,337
Idaho — 0.4%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,409,639

Illinois — 7.1%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,532,283
Chicago GO, 5.00%, 1/1/28	2,000,000	2,481,617
Chicago GO, 5.00%, 1/1/29	2,000,000	2,533,692
Chicago GO, 5.625%, 1/1/29	2,500,000	3,095,778
Chicago GO, 5.50%, 1/1/39	2,000,000	2,277,105
Chicago GO, 5.00%, 1/1/40	2,500,000	2,525,666
Chicago Board of Education GO, 5.00%, 12/1/31	2,500,000	3,253,144
Chicago Board of Education GO, 5.00%, 12/1/32	2,000,000	2,593,336
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,985,594
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,993,579
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,245,868
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,335,977
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,741,906
Illinois Finance Authority Rev., 5.00%, 11/1/49	1,150,000	1,303,696
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,745,770
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	4,062,847
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(2)	2,000,000	2,287,257
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/25, Prerefunded at 100% of Par(4)	2,000,000	2,350,500
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,655,025
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,673,139
State of Illinois GO, 5.00%, 10/1/33	900,000	1,103,148
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,147,829
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,074,993
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,283,202
State of Illinois GO, 5.50%, 5/1/39	985,000	1,269,474
State of Illinois GO, 5.75%, 5/1/45	2,400,000	3,098,870
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,026,473
		66,677,768
Indiana — 0.6%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/39	2,970,000	3,623,207
Indiana Finance Authority Rev., (United States Steel Corp.), 4.125%, 12/1/26	1,870,000	2,040,631
		5,663,838
Iowa — 1.0%
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.01%, 9/1/21 (LOC: JPMorgan Chase Bank N.A.)	700,000	700,000
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,479,443
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,180,000	1,189,643
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,820,000	2,109,408
		9,478,494
Kansas — 0.3%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	2,820,000	2,875,652
Kentucky — 2.1%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,531,104
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	4,465,000	5,017,290
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	8,435,074
Kentucky State University COP, 4.00%, 11/1/56 (BAM)	500,000	574,659
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,243,393
		19,801,520
Louisiana — 1.1%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,750,900
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(2)	1,250,000	1,658,174
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(2)	1,000,000	1,147,657
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,125,000	1,149,737
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,586,124

St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.375%, 6/1/37	3,000,000	3,196,958
		10,489,550
Maryland — 1.9%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,657,469
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,730,689
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,162,568
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,229,334
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	3,370,000	3,836,097
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,631,189
Prince George's County Tax Allocation, 5.25%, 7/1/48(2)	2,000,000	2,253,997
State of Maryland GO, 5.00%, 8/1/25	3,585,000	4,241,068
		17,742,411
Massachusetts — 1.5%
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	5,150,000	6,790,164
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(2)	1,000,000	1,219,497
Massachusetts Transportation Fund Rev., 5.00%, 6/1/42	5,000,000	6,582,471
		14,592,132
Michigan — 3.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,855,369
Detroit GO, 5.50%, 4/1/45	1,540,000	1,927,317
Detroit GO, 5.00%, 4/1/46	2,000,000	2,460,888
Detroit GO, 5.00%, 4/1/50	2,250,000	2,758,286
Detroit GO, 5.50%, 4/1/50	1,820,000	2,267,541
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,865,673
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	2,018,846
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,796,610
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	500,000	611,861
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(1)	1,500,000	203,280
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(2)	6,500,000	6,891,194
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	1,430,000	1,764,254
		28,421,119
Minnesota — 0.4%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,261,032
Mississippi — 0.4%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	1,000,000	1,000,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	305,000	305,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	400,000	400,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	300,000	300,000
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	998,446
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	1,058,347
		4,061,793
Missouri — 2.7%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	1,156,246
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	1,142,894
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,559,547
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,934,195
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,151,016
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,680,542
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,851,194
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,097,438

State Louis Airport Rev., 5.00%, 7/1/24 (AGM)	5,000,000	5,670,579
		25,243,651
Nevada — 2.4%
Clark County Special Assessment, 5.00%, 8/1/30	1,310,000	1,443,703
Clark County Special Assessment, 5.00%, 8/1/32	335,000	366,955
Clark County Special Assessment, 5.00%, 8/1/35	620,000	676,987
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,126,619
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	465,000	475,051
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	960,000	1,059,364
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	850,000	921,430
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(2)	335,000	378,642
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(2)	1,000,000	1,102,118
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(2)	1,400,000	1,526,121
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	585,000	658,237
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	725,000	823,302
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	585,000	661,479
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	970,000	1,089,259
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	8,500,000	1,514,256
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,423,447
Sparks Rev., 2.75%, 6/15/28(2)	3,000,000	3,130,837
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,889,371
		22,267,178
New Jersey — 3.3%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,727,738
New Jersey Economic Development Authority Rev., 5.00%, 6/15/30	1,000,000	1,304,391
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	1,050,000	1,378,853
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,807,146
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(2)	1,105,000	1,208,137
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(2)	725,000	790,518
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,801,897
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	508,000
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,725,536
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	6,159,278
State of New Jersey GO, 4.00%, 6/1/32	900,000	1,135,483
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,449,310
		30,996,287
New Mexico — 0.3%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	553,436
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	493,054
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,306,992
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	802,536
		3,156,018
New York — 11.4%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,703,842
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(2)	625,000	712,516
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(2)	500,000	565,303
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(2)	1,000,000	1,118,192
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(2)	1,000,000	1,116,267
Dutchess County Local Development Corp. Rev., (Bard College), 5.00%, 7/1/51(2)	5,500,000	6,774,342
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	1,625,000	1,697,457
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,722,099

Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	3,865,000	4,455,917
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	6,210,461
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	6,531,111
New York City GO, 4.00%, 8/1/50	10,000,000	11,719,353
New York City GO, VRDN, 0.01%, 9/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,050,000	1,050,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	1,000,000	1,225,589
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	377,229
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,034,021
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/37	2,330,000	2,827,211
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	200,000	200,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Barclays Bank plc)	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRN, 0.01%, 8/1/39 (SBBPA: JPMorgan Chase Bank N.A.)	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	4,725,000	4,725,000
New York City Water & Sewer System Rev., 5.00%, 6/15/25	1,535,000	1,810,212
New York City Water & Sewer System Rev., 5.00%, 6/15/50	6,370,000	8,179,669
New York City Water & Sewer System Rev., 5.00%, 6/15/50	5,000,000	6,425,420
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)	240,000	240,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)	700,000	700,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	215,000	215,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Barclays Bank plc)	1,100,000	1,100,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 9/1/21 (SBBPA: State Street Bank & Trust Co.)	2,875,000	2,875,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,535,117
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,072,721
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(4)	5,000	6,442
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(2)	1,000,000	1,236,791
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	2,032,109
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	5,346,697
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	579,816
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	1,500,000	1,731,313
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	1,800,000	2,095,812
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	2,094,615
Town of Oyster Bay GO, 4.00%, 3/1/27 (AGM)	800,000	937,196
Town of Oyster Bay GO, 4.00%, 3/1/28 (AGM)	825,000	983,830
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,875,000	2,265,134
Triborough Bridge & Tunnel Authority Rev., VRDN, 0.02%, 9/1/21 (LOC: State Street Bank & Trust Co.)	400,000	400,000
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	380,001
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	747,679
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	541,392
		107,397,876
North Carolina — 1.3%
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	1,250,000	1,497,565
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	599,120
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,073,968
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,335,587
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,691,807
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,636,401

North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	658,509
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	310,207
Wake County Rev., 5.00%, 3/1/26	1,250,000	1,506,547
		12,309,711
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,920,000	20,853,388
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(1)	15,000,000	2,465,583
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,589,951
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,968,700
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,507,748
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,507,768
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,613,986
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,219,133
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(2)	1,000,000	1,161,166
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,191,189
		43,078,612
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	2,006,772
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	278,816
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,113,832
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,674,951
		5,074,371
Pennsylvania — 4.7%
Allegheny County Airport Authority Rev., 5.00%, 1/1/26	1,750,000	2,088,426
Allegheny County Airport Authority Rev., 5.00%, 1/1/27	2,000,000	2,451,177
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	3,348,178
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,380,881
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(2)	525,000	624,741
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(2)	1,031,000	1,218,168
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,628,756
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,266,019
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	2,500,000	3,031,209
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,592,639
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,153,882
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,406,116
Pennsylvania GO, 5.00%, 7/15/29	7,000,000	9,202,639
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(2)	1,000,000	1,042,712
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par(4)	1,500,000	1,670,108
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,723,330
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	345,000	367,389
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,203,251
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(2)	1,000,000	1,168,144
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,945,431
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,096,651
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,136,908
		44,746,755
Puerto Rico — 1.7%
Puerto Rico GO, 8.00%, 7/1/35(5)(7)	10,000,000	8,512,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,841,959
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.00%, 7/1/58	3,000,000	3,473,577
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(1)	5,000,000	1,670,693
		16,498,729

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,417,217
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,112,966
		3,530,183
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,699,382
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(2)	1,530,000	1,626,598
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,089,158
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	668,576
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,131,821
		6,215,535
Tennessee — 1.7%
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,533,107
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(2)	500,000	577,984
State of Tennessee GO, 5.00%, 11/1/34	4,615,000	6,330,766
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,236,202
		15,678,059
Texas — 8.1%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	702,023
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,328,447
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,081,028
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,148,478
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,580,583
Fort Worth Independent School District GO, 4.00%, 2/15/36 (PSF-GTD)	5,000,000	6,163,257
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,960,531
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 4.00%, 10/1/47	4,500,000	5,359,675
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,896,780
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(2)	2,500,000	2,632,608
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,615,000	1,938,011
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,850,000	2,220,012
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24(4)	1,385,000	1,554,114
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(4)	1,505,000	1,753,206
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(4)	1,000,000	1,202,520
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	1,260,000	1,561,465
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,120,000	1,387,969
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	2,750,000	3,407,959
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	570,000	706,377
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(4)	290,000	336,701
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,300,000	1,556,749

New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,000,000	1,197,499
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(4)	390,000	467,025
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,189,899
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,080,464
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	1,149,044
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	1,143,861
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,093,806
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,836,278
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	5,103,725
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/24	1,350,000	1,549,907
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,431,080
		76,721,081
Vermont†
Vermont Educational & Health Buildings Financing Agency Rev., (Landmark College, Inc.), VRDN, 0.02%, 9/1/21 (LOC: TD Bank N.A.)	200,000	200,000
Virginia — 1.8%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(2)	1,000,000	1,063,386
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,665,630
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,762,960
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,597,053
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	980,000	1,027,663
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	2,000,000	2,206,624
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	2,250,000	2,475,806
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,289,637
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,006,625
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(2)	1,000,000	1,062,196
		17,157,580
Washington — 3.4%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31	3,610,000	4,838,320
State of Washington GO, 5.00%, 6/1/45	9,235,000	12,010,786
Tacoma Electric System Rev., 4.00%, 1/1/51(3)	2,000,000	2,356,101
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(2)	675,000	721,732
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(2)	830,000	921,654
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(2)	1,900,000	2,084,462
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(2)	7,200,000	7,371,318
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(2)	2,000,000	2,249,179
		32,553,552
West Virginia — 0.6%
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	4,500,000	5,810,971
Wisconsin — 2.3%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	1,268,131
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,718,363
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	1,000,000	1,112,041
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(2)	1,575,000	1,708,575
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	787,889
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,122,294

Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,514,183
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(2)	520,000	566,992
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(2)	455,000	495,059
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,053,492
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(2)	1,000,000	1,192,823
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(2)	2,750,000	3,053,082
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,727,074
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,152,026
Wood County Rev., 0.75%, 3/7/22(3)	800,000	801,125
		21,273,149
TOTAL MUNICIPAL SECURITIES (Cost $846,680,174)		913,310,354
EXCHANGE-TRADED FUNDS — 2.0%
iShares National Muni Bond ETF	89,900	10,532,684
Vanguard Tax-Exempt Bond Index ETF	152,000	8,391,920
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,923,305)		18,924,604
AFFILIATED FUNDS(6) — 1.2%
American Century Diversified Municipal Bond ETF (Cost $10,134,293)	196,300	10,910,943
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $875,737,772)		943,145,901
OTHER ASSETS AND LIABILITIES — 0.1%		1,104,535
TOTAL NET ASSETS — 100.0%		$944,250,436

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $163,127,271, which represented 17.3% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is in default.
(6)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(7)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	913,310,354	—
Exchange-Traded Funds	18,924,604	—	—
Affiliated Funds	10,910,943	—	—
	29,835,547	913,310,354	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,864	—	—	$47	$10,911	196	—	$42
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.